Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Balance at beginning of the year	$ 2,194,324	$ 2,649,281
Impairment	0	(454,935)	$ 0
Foreign currency translation adjustments	34	(22)
Balance at end of the year	2,194,358	2,194,324	2,649,281
All other
Goodwill
Balance at beginning of the year	340,103	795,060
Impairment		(454,935)
Foreign currency translation adjustments	34	(22)
Balance at end of the year	340,137	340,103	795,060
BIGO
Goodwill
Balance at beginning of the year	1,854,221	1,854,221
Impairment	0	0
Foreign currency translation adjustments	0	0
Balance at end of the year	$ 1,854,221	$ 1,854,221	$ 1,854,221